Expense Example - Calamos S&P 500 Structured Alt Protection ETF - August - Calamos S&P 500 Structured Alt Protection ETF - August	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	$ 221